Notes Payable, Related Party (Details) - Schedule of Notes Payable Related Party (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable Related Party [Line Items]
Coupon percentage	12.00%	12.00%
Notes Payable Related Party One [Member]
Schedule of Notes Payable Related Party [Line Items]
Issued due on demand	$ 100,000	$ 10,100
Related Party [Member]
Schedule of Notes Payable Related Party [Line Items]
Coupon percentage
Notes Payable Related Party Two [Member]
Schedule of Notes Payable Related Party [Line Items]
Issued due on demand	$ 1,650,000	$ 1,650,000